Goodwill and Other Intangible Assets - Summary of Goodwill and Other Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Core technology and patents [Member]	Dec. 31, 2011 Core technology and patents [Member]	Dec. 31, 2012 Supplier relationships [Member]	Dec. 31, 2011 Supplier relationships [Member]	Dec. 31, 2012 Trademarks and trade names [Member]	Dec. 31, 2011 Trademarks and trade names [Member]	Dec. 31, 2012 License agreements [Member]	Dec. 31, 2011 License agreements [Member]	Dec. 31, 2012 Customer relationships [Member]	Dec. 31, 2011 Customer relationships [Member]	Dec. 31, 2012 Manufacturing know-how [Member]	Dec. 31, 2011 Manufacturing know-how [Member]	Dec. 31, 2012 Other [Member]	Dec. 31, 2011 Other [Member]	Dec. 31, 2012 Intangible Assets Other than Core Technology and Patents [Member]	Dec. 31, 2011 Intangible Assets Other than Core Technology and Patents [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 3,356,068	$ 2,958,840		$ 941,940	$ 756,835	$ 18,629	$ 18,652	$ 252,028	$ 232,938	$ 17,507	$ 17,429	$ 1,910,752	$ 1,753,985	$ 15,332	$ 10,996	$ 199,880	$ 168,005	$ 2,414,128	$ 2,202,005
Accumulated Amortization and Impairment Losses	1,521,843	1,172,915		326,044	253,266	15,862	14,709	116,571	86,932	11,126	10,714	930,542	717,826	9,607	6,139	112,091	83,329	1,195,799	919,649
Net Carrying value	1,834,225	1,785,925		615,896	503,569	2,767	3,943	135,457	146,006	6,381	6,715	980,210	1,036,159	5,725	4,857	87,789	84,676	1,218,329	1,282,356
Weighted-average Useful Life				14 years 1 month 13 days	13 years 1 month 28 days	9 years 3 months	9 years 2 months 9 days	10 years 3 months 18 days	9 years 8 months 23 days	4 years 5 months 19 days	4 years 5 months 19 days	15 years 9 months 4 days	15 years 6 months 18 days	12 years 2 months 16 days	12 years 8 months 12 days	7 years 4 months 28 days	7 years 10 months 24 days
Goodwill, Gross Carrying Amount	4,438,374	4,211,240
Other intangible assets, Gross Carrying Amount	62,935
Total intangible assets with indefinite lives, Gross Carrying Value	4,501,309	4,287,926
Goodwill, Accumulated Amortization and Impairment Losses	1,389,969	1,389,969
Other intangible assets, Accumulated Amortization and Impairment Losses	26,484	7,140
Total intangible assets with indefinite lives, Accumulated Amortization and Impairment Losses	1,416,453	1,397,109
Goodwill, Net Carrying value	3,048,405	2,821,271	2,831,300
Other intangible assets, Gross Carrying Amount	36,451	69,546
Other intangible assets, Net Carrying Value	36,451	69,546
Total intangible assets with indefinite lives, Net Carrying Value	$ 3,084,856	$ 2,890,817